Loans and advances to customers - Post-model adjustments (Details) - Financial assets at amortized cost category - Impairment losses - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans and advances - Customers
Financial assets
Post-model adjustments or overlay	$ 0	$ (1,458)
Loans and advances - Customers | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(613)
Loans and advances - Customers | Impairment overlay
Financial assets
Post-model adjustments or overlay		(845)
Loans and advances - Customers | Stage 1
Financial assets
Post-model adjustments or overlay		(397)
Loans and advances - Customers | Stage 1 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(397)
Loans and advances - Customers | Stage 2
Financial assets
Post-model adjustments or overlay		(1,021)
Loans and advances - Customers | Stage 2 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(202)
Loans and advances - Customers | Stage 2 | Impairment overlay
Financial assets
Post-model adjustments or overlay		(819)
Loans and advances - Customers | Stage 3
Financial assets
Post-model adjustments or overlay		(40)
Loans and advances - Customers | Stage 3 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(14)
Loans and advances - Customers | Stage 3 | Impairment overlay
Financial assets
Post-model adjustments or overlay		(26)
Commercial, financial and industrial loans | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(558)
Commercial, financial and industrial loans | Impairment overlay
Financial assets
Post-model adjustments or overlay		(572)
Commercial, financial and industrial loans | Stage 1 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(374)
Commercial, financial and industrial loans | Stage 2 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(176)
Commercial, financial and industrial loans | Stage 2 | Impairment overlay
Financial assets
Post-model adjustments or overlay		(562)
Commercial, financial and industrial loans | Stage 3 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(8)
Commercial, financial and industrial loans | Stage 3 | Impairment overlay
Financial assets
Post-model adjustments or overlay		(10)
Public sector loans | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(1)
Public sector loans | Stage 1 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(1)
Securitized mortgage assets | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		30
Securitized mortgage assets | Stage 1 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		4
Securitized mortgage assets | Stage 2 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		6
Securitized mortgage assets | Stage 3 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		20
Loans to customers | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(84)
Loans to customers | Impairment overlay
Financial assets
Post-model adjustments or overlay		(273)
Loans to customers | Stage 1 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(26)
Loans to customers | Stage 2 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(32)
Loans to customers | Stage 2 | Impairment overlay
Financial assets
Post-model adjustments or overlay		(257)
Loans to customers | Stage 3 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(26)
Loans to customers | Stage 3 | Impairment overlay
Financial assets
Post-model adjustments or overlay		(16)
Installment loans to individuals - Revolving consumer credit cards loans | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(67)
Installment loans to individuals - Revolving consumer credit cards loans | Impairment overlay
Financial assets
Post-model adjustments or overlay		(273)
Installment loans to individuals - Revolving consumer credit cards loans | Stage 1 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(21)
Installment loans to individuals - Revolving consumer credit cards loans | Stage 2 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(27)
Installment loans to individuals - Revolving consumer credit cards loans | Stage 2 | Impairment overlay
Financial assets
Post-model adjustments or overlay		(257)
Installment loans to individuals - Revolving consumer credit cards loans | Stage 3 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(19)
Installment loans to individuals - Revolving consumer credit cards loans | Stage 3 | Impairment overlay
Financial assets
Post-model adjustments or overlay		(16)
Installment loans to individuals - Non-revolving consumer loans | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(17)
Installment loans to individuals - Non-revolving consumer loans | Stage 1 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(5)
Installment loans to individuals - Non-revolving consumer loans | Stage 2 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		(5)
Installment loans to individuals - Non-revolving consumer loans | Stage 3 | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay		$ (7)